Stockholders' Equity Note: Schedule of Warrant Activity (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Warrant Activity

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	No. of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term	Value
Balance Outstanding, December 31, 2010	11,870,116	$2.31		$27,457,223
Granted	2,660,000	2.53	5.00
Forfeited	(18,000)	1.00	--
Granted	1,489,250	3.00	1.00
Forfeited	(50,000)	1.25	--
Granted	69,000	1.75	5.00
Balance Outstanding, December 31, 2011	16,020,366	2.53	2.78	33,801,473
Granted	900,000	1.16	5.00
Granted	700,000	1.33	5.00
Granted	660,000	0.01	8.00
Granted	75,000	0.10	10.00
Granted	2,400,000	1.00	5.00
Granted	1,415,260	3.00	1.00
Granted	1,412,500	0.01	10.00
Granted	146,750	1.75	5.00
Forfeited	(3,495,000)	(1.96)	--
Exercised	(427,000)	(0.47)	(6.31)
Balance Outstanding, December 31, 2012	19,807,876	1.63	7.04	32,194,216
Granted	3,600,000	1.18	10.00
Granted	3,000,000	0.01	10.00
Granted	2,400,000	1.18	10.00
Granted	1,400,000	0.01	10.00
Granted	1,000,000	1.00	10.00
Granted	200,000	0.01	10.00
Granted	200,000	2.00	5.00
Granted	250,000	0.01	5.00
Granted	2,300,000	0.01	10.00
Granted	4,292,500	3.00	3.00
Granted	4,029,154	6.00	3.00
Granted	430,902	1.75	5.00
Forfeited	(9,276,906)	(2.40)	--
Exercised	(8,001,119)	(1.60)	--
Balance Outstanding December 31, 2013	25,632,407	$1.69	6.52	$40,983,200
Exercisable, December 31, 2013	18,582,407	$2.23	5.40	$41,512,700